Cover	Oct. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2021
Entity File Number	000-53994
Entity Registrant Name	LZG INTERNATIONAL, INC.
Entity Central Index Key	0001126115
Entity Tax Identification Number	98-0234906
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2157 S. LINCOLN STREET
Entity Address, Address Line Two	SUITE 401
Entity Address, City or Town	SALT LAKE CITY
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	801
Local Phone Number	323-2395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false